Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,081,951)	$ (29,565,947)	$ (5,556,579)	$ (51,518,840)	$ (79,057,610)	$ (31,328,711)
Other comprehensive (loss) income:
Foreign currency translation	8,574	10,629	29,003	(23,171)	40,577	53,020
Unrealized (loss) gain on convertible notes	(25,000)	163,000	(39,000)	264,000	245,000	100,000
Comprehensive loss	$ (3,098,377)	$ (29,392,318)	$ (5,566,576)	$ (51,278,011)	$ (78,772,033)	$ (31,175,691)